AB Municipal Income Shares

Portfolio of Investments

July 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 96.8%
Long-Term Municipal Bonds - 94.4%
Alabama - 3.8%
County of Jefferson AL
Series 2018A
5.00%, 4/01/23-4/01/24	$5,125	$5,855,441
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	11,645	13,774,055
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group)
Series 2016A
5.00%, 2/01/36-2/01/41	10,000	11,324,850
Jefferson County Board of Education/AL
Series 2018
5.00%, 2/01/39-2/01/46	28,280	33,189,506
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The))
Series 2016A
5.00%, 9/01/46	10,000	13,596,200
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The))
Series 2018A
4.00%, 4/01/49	13,350	14,533,878
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Health Services, Inc.)
Series 2012
5.00%, 12/01/31	3,000	3,224,280
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Obligated Group)
Series 2016A
5.00%, 12/01/31	10,000	10,747,600
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.)
Series 2019A
5.25%, 5/01/44 (a)(b)	33,090	36,709,715
Water Works Board of the City of Birmingham (The)
Series 2016B
5.00%, 1/01/33	3,500	4,207,385

		147,162,910

Alaska - 0.3%
State of Alaska International Airports System
Series 2016B
5.00%, 10/01/33-10/01/34	9,000	10,514,240

American Samoa - 0.3%
American Samoa Economic Development Authority (Territory of American Samoa)
7.125%, 9/01/38 (b)	8,315	9,153,651
Series 2015A
6.625%, 9/01/35	3,235	3,434,244

		12,587,895

	Principal Amount (000)	U.S. $ Value
Arizona - 1.0%
Arizona Industrial Development Authority (North Carolina Central University Project)
BAM
5.00%, 6/01/49-6/01/54	$4,285	$4,976,190
Arizona Industrial Development Authority (Provident Group - EMU Properties LLC)
Series 2018
5.00%, 5/01/51	1,100	1,237,786
Arizona Sports & Tourism Authority
Series 2012A
5.00%, 7/01/29	3,670	3,950,682
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The))
Series 2017
5.00%, 11/15/36 (a)	1,000	1,079,000
Glendale Industrial Development Authority (Royal Oaks Life Care Community)
Series 2016
5.00%, 5/15/39	2,700	3,039,768
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona)
Series 2014
5.00%, 7/01/44	3,875	4,162,370
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.)
Series 2018A
6.00%, 7/01/52 (b)	18,500	20,885,390
Quechan Indian Tribe of Fort Yuma
Series 2012A
9.75%, 5/01/25	70	77,066
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	150	198,132
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017A
6.125%, 10/01/47 (a)(b)	1,065	1,207,742

		40,814,126

Arkansas - 0.3%
Arkansas Development Finance Authority (Big River Steel LLC)
4.50%, 9/01/49 (b)	11,150	11,580,278

California - 5.7%
Abag Finance Authority for Nonprofit Corps. (Episcopal Senior Communities)
Series 2011
6.125%, 7/01/41	100	107,497
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/34-10/01/37	26,130	30,490,698

	Principal Amount (000)	U.S. $ Value
Anaheim Public Financing Authority (City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/31	$1,460	$1,707,003
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/27 (Pre-refunded/ETM)	1,000	1,147,430
California Educational Facilities Authority (Chapman University)
Series 2015
5.00%, 4/01/33-4/01/34	8,210	9,620,995
California Educational Facilities Authority (University of the Pacific)
Series 2012A
5.00%, 11/01/42	100	107,953
California Health Facilities Financing Authority (Children’s Hospital Los Angeles)
Series 2017A
5.00%, 8/15/37	1,700	2,019,022
California Health Facilities Financing Authority (Sutter Health Obligated Group)
Series 2018A
5.00%, 11/15/37-11/15/38	6,150	7,510,192
California Municipal Finance Authority
Series 2011B
7.75%, 4/01/31 (Pre-refunded/ETM) (a)(b)	85	93,437
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2012A
6.625%, 1/01/32 (a)(b)	1,000	1,056,480
Series 2014
5.00%, 1/01/35 (a)	1,085	1,090,056
California Municipal Finance Authority (LAX Integrated Express Solutions LLC)
Series 2018A
5.00%, 12/31/43	3,625	4,250,131
California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project)
Series 2012A
5.30%, 8/01/47	1,025	1,072,898
California Municipal Finance Authority (Rocketship Education Obligated Group)
Series 2014A
7.00%, 6/01/34 (a)	1,200	1,337,724
7.25%, 6/01/43 (a)	2,075	2,319,248
California Municipal Finance Authority (Rocketship Seven-Alma Academy)
Series 2012A
6.25%, 6/01/43 (a)	725	771,190
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45 (b)	6,405	6,837,530

	Principal Amount (000)	U.S. $ Value
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC)
7.50%, 12/01/40 (a)(b)	$785	$809,822
California School Finance Authority (Equitas Academy Obligated Group)
Series 2018A
5.00%, 6/01/56 (a)(b)	8,850	9,663,226
California School Finance Authority (Partnerships to Uplift Communities Valley Project)
Series 2014A
6.40%, 8/01/34 (b)	3,000	3,364,440
California School Finance Authority (Tri-Valley Learning Corp.)
Series 2012A
7.00%, 6/01/47 (a)(c)(d)(e)	730	474,500
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group)
Series 2012
5.25%, 11/15/34	530	577,732
California Statewide Communities Development Authority (Loma Linda University Medical Center)
5.25%, 12/01/48 (b)	6,440	7,403,231
Series 2018A
5.50%, 12/01/58 (b)	3,775	4,390,136
California Statewide Communities Development Authority (Moldaw Residences)
Series 2014A
5.25%, 11/01/44 (a)(b)	1,200	1,318,512
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary)
Series 2011A
8.50%, 12/01/41 (a)	100	111,374
California Statewide Communities Development Authority (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	140	152,883
California Statewide Communities Development Authority (Terraces at San Joaquin Gardens (The))
Series 2012A
6.00%, 10/01/47 (a)	250	271,048
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1)
Series 2016
5.50%, 9/01/46 (a)	1,000	1,141,260
City of San Buenaventura CA (Community Memorial Health System)
Series 2011
7.50%, 12/01/41	100	111,472
Golden State Tobacco Securitization Corp.

	Principal Amount (000)	U.S. $ Value
Series 2018A
5.00%, 6/01/47 (a)	$82,290	$83,112,078
5.25%, 6/01/47 (a)	2,400	2,446,056
Municipal Improvement Corp. of Los Angeles (City of Los Angeles CA Lease)
Series 2016B
4.00%, 11/01/36	2,705	3,003,334
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 8/01/30-8/01/40	6,215	7,165,051
Palomar Health (Palomar Health Obligated Group)
Series 2016
5.00%, 11/01/39	3,990	4,517,598
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp)
Series 2013A
5.00%, 8/01/31 (a)	1,000	1,079,580
San Joaquin Hills Transportation Corridor Agency
Series 2014A
5.00%, 1/15/44	1,450	1,638,413
Series 2014B
5.25%, 1/15/44	1,000	1,125,230
Southern California Logistics Airport Authority
XLCA Series 2006
5.00%, 12/01/36-12/01/43 (a)	1,685	1,685,541
State of California
Series 2016
4.00%, 9/01/34-9/01/35	10,000	11,221,250
University of California CA Revenues
5.00%, 5/15/33 (f)	1,000	1,139,170
West Contra Costa Healthcare District
Series 2011
6.25%, 7/01/42 (Pre-refunded/ETM) (a)	3,375	3,706,627

		223,169,048

Colorado - 0.6%
Centerra Metropolitan District No. 1
Series 2017
5.00%, 12/01/37 (a)(b)	5,000	5,276,950
Colorado Health Facilities Authority
Series 2012
5.00%, 12/01/42 (Pre-refunded/ETM)	2,910	3,205,656
Series 2013
5.25%, 1/01/40 (Pre-refunded/ETM)	5,910	6,667,957
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group)
Series 2015B
5.00%, 9/01/30	1,150	1,340,820
Colorado Health Facilities Authority (Sunny Vista Living Center)
Series 2015A
6.25%, 12/01/50 (a)(b)	1,000	1,063,130

	Principal Amount (000)	U.S. $ Value
Copperleaf Metropolitan District No. 2
Series 2015
5.75%, 12/01/45 (a)	$1,000	$1,048,180
E-470 Public Highway Authority
Series 2010C
5.375%, 9/01/26	1,000	1,042,040
Plaza Metropolitan District No. 1
Series 2013
5.00%, 12/01/40 (a)(b)	1,500	1,564,860
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 2)
Series 2015A
5.75%, 12/01/45 (a)	1,000	1,044,040
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3)
Series 2017A
5.00%, 12/01/38-12/01/47 (a)	2,000	2,049,700

		24,303,333

Connecticut - 3.3%
Connecticut State Health & Educational Facilities Authority (Quinnipiac University)
Series 2015L
5.00%, 7/01/45	5,750	6,475,477
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, Inc.)
Series 2017I-1
5.00%, 7/01/35-7/01/37	2,095	2,491,324
Connecticut State Health & Educational Facilities Authority (Seabury Retirement Community)
Series 2016A
5.00%, 9/01/46-9/01/53 (b)	2,475	2,618,144
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.)
Series 2018K-1
5.00%, 7/01/35-7/01/38	5,245	6,150,804
State of Connecticut
Series 2013A
5.00%, 10/15/24	5,000	5,731,150
Series 2013E
5.00%, 8/15/31 (f)	1,000	1,118,610
Series 2015F
5.00%, 11/15/25-11/15/32	7,070	8,424,913
Series 2016A
5.00%, 3/15/32	8,165	9,604,163
Series 2016E
5.00%, 10/15/28-10/15/34	12,845	15,424,884
Series 2016F
5.00%, 10/15/31	10,205	12,166,299
Series 2017A
5.00%, 4/15/29-4/15/34	26,125	31,377,740
Series 2018A
5.00%, 4/15/34-4/15/37	7,930	9,568,968
Series 2018C
5.00%, 6/15/31-6/15/38	7,490	9,110,651
Series 2018E
5.00%, 9/15/37	1,035	1,246,699

	Principal Amount (000)	U.S. $ Value
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/31	$5,000	$5,513,600

		127,023,426

Delaware - 0.1%
Delaware State Economic Development Authority (Delaware Military Academy, Inc.)
Series 2014
5.00%, 9/01/44-9/01/49	2,440	2,598,341
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2012
5.00%, 9/01/42	1,310	1,378,107

		3,976,448

District of Columbia - 0.8%
District of Columbia (Freedom Forum, Inc. (The))
NATL
6.40%, 8/01/38 (g)	14,075	14,075,000
6.44%, 8/01/38 (g)	575	575,000
NATL Series 2002B
6.44%, 8/01/37 (g)	250	250,000
District of Columbia (Friendship Public Charter School, Inc.)
Series 2012
5.00%, 6/01/42	1,420	1,510,340
Series 2016A
5.00%, 6/01/41-6/01/46	1,900	2,125,930
District of Columbia (KIPP DC Obligated Group)
Series 2017A
5.00%, 7/01/42-7/01/48	8,580	9,831,340
Series 2017B
5.00%, 7/01/37	1,465	1,709,772
Metropolitan Washington Airports Authority
Series 2016A
5.00%, 10/01/35	500	590,635

		30,668,017

Florida - 4.9%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.)
Series 2012A
8.00%, 10/01/46 (a)	435	491,502
Alachua County Health Facilities Authority (Shands Teaching Hospital and Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	1,000	1,120,240
Bexley Community Development District
Series 2016
4.875%, 5/01/47 (a)	1,000	1,026,820

	Principal Amount (000)	U.S. $ Value
Cape Coral Health Facilities Authority (Gulf Care, Inc.)
Series 2015
5.875%, 7/01/40 (a)(b )	$1,400	$1,523,144
6.00%, 7/01/45-7/01/50 (a)(b)	4,015	4,377,780
Capital Trust Agency, Inc. (Aviva Senior Life)
Series 2017
5.00%, 7/01/46 (a)(b)	1,300	1,372,046
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 6/01/48 (a)(b)	5,820	6,297,007
City of Lakeland FL (Florida Southern College)
Series 2012A
5.00%, 9/01/37-9/01/42	2,350	2,500,984
City of Lakeland FL (Lakeland Regional Health Systems Obligated Group)
Series 2015
5.00%, 11/15/40	5,610	6,273,158
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	10,000	11,421,700
Series 2015A
5.00%, 10/01/31	1,100	1,282,303
County of Palm Beach FL (Provident Group-PBAU Properties LLC)
5.00%, 4/01/39-4/01/51 (b)	4,030	4,370,348
Florida Development Finance Corp. (Virgin Trains USA Florida LLC)
6.50%, 1/01/49 (a)(b)	35,770	34,095,964
Florida Development Finance Corp. (Waste Pro USA, Inc.)
5.00%, 5/01/29 (a)(b)	640	699,904
Florida Higher Educational Facilities Financial Authority (Ringling College of Art & Design, Inc.)
5.00%, 3/01/44-3/01/49	3,380	3,944,868
Greater Orlando Aviation Authority
Series 2017A
5.00%, 10/01/34-10/01/36	9,650	11,536,028
Lakewood Ranch Stewardship District
Series 2018
5.30%, 5/01/39 (a)(b)	1,000	1,094,150
5.45%, 5/01/48 (a)(b)	1,525	1,662,814
Manatee County School District (Manatee County School District Sales Tax)
AGM Series 2017
5.00%, 10/01/30	2,700	3,305,583
Marshall Creek Community Development District (Marshall Creek Community Development District 2015A)
Series 2015A
5.00%, 5/01/32 (a)	1,670	1,716,860

	Principal Amount (000)	U.S. $ Value
Martin County Health Facilities Authority
Series 2012	$600	$658,284
5.50%, 11/15/32 (Pre-refunded/ETM)
5.50%, 11/15/42 (Pre-refunded/ETM)	1,350	1,481,139
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25 (b)	1,150	1,170,861
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2012
5.00%, 11/15/29	2,885	3,180,395
Series 2014
5.00%, 11/15/39	2,000	2,235,540
Miami-Dade County Expressway Authority
Series 2014A
5.00%, 7/01/34	4,000	4,532,040
Mid-Bay Bridge Authority
Series 2015A
5.00%, 10/01/28-10/01/40	3,600	4,105,096
Series 2015C
5.00%, 10/01/35-10/01/40	2,750	3,088,533
North Broward Hospital District
Series 2017B
5.00%, 1/01/37-1/01/48	21,590	24,242,562
Pinellas County Industrial Development Authority
5.00%, 7/01/39 (a)(h)	1,855	2,110,081
South Miami Health Facilities Authority (Baptist Health South Florida Obligated Group)
Series 2017
5.00%, 8/15/37-8/15/47	14,530	17,110,614
Town of Davie FL (Nova Southeastern University, Inc.)
Series 2013A
5.625%, 4/01/43	3,765	4,183,480
Series 2018
5.00%, 4/01/48	19,000	21,984,900
Volusia County School Board (Volusia County School Board COP)
Series 2014B
5.00%, 8/01/31	1,625	1,868,344

		192,065,072

Georgia - 2.3%
Cedartown Polk County Hospital Authority (Floyd Obligated Group)
Series 2016
5.00%, 7/01/39	4,000	4,515,520
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2012A
5.00%, 1/01/31	1,390	1,510,972
Series 2014A
5.00%, 1/01/33	1,820	2,084,155
Clarke County Hospital Authority (Piedmont Healthcare, Inc. Obligated Group)
Series 2016
5.00%, 7/01/31	2,500	2,995,950

	Principal Amount (000)	U.S. $ Value
Fayette County Hospital Authority/GA (Piedmont Healthcare, Inc. Obligated Group)
Series 2016
5.00%, 7/01/34-7/01/36	$10,710	$12,615,621
Fulton County Development Authority (Piedmont Healthcare, Inc. Obligated Group)
Series 2016A
5.00%, 7/01/32	2,000	2,386,260
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group)
Series 2017
5.00%, 8/01/43-8/01/47	12,680	14,409,419
Gwinnett County Development Authority (Board of Regents of the University System of Georgia Lease)
Series 2017A
5.00%, 7/01/32-7/01/37	10,855	13,035,156
Main Street Natural Gas, Inc. (Royal Bank of Canada)
Series 2018A
4.00%, 4/01/48	16,200	17,690,886
Series 2018C
4.00%, 8/01/48	12,245	13,420,275
Municipal Electric Authority of Georgia
5.00%, 1/01/49 (a)	5,000	5,537,600

		90,201,814

Guam - 0.1%
Territory of Guam
5.00%, 11/15/31	2,360	2,732,267
Territory of Guam (Territory of Guam Business Privilege Tax)
Series 2011A
5.125%, 1/01/42	2,970	3,094,116

		5,826,383

Idaho - 0.0%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC)
Series 2010A
7.00%, 2/01/36	200	213,662

Illinois - 10.0%
Chicago Board of Education
Series 2012A
5.00%, 12/01/42	5,630	5,876,594
Series 2015C
5.25%, 12/01/35-12/01/39	10,315	11,124,916
Series 2015E
5.125%, 12/01/32	1,000	1,089,350
Series 2016A
7.00%, 12/01/44	1,400	1,682,506
Series 2016B
6.50%, 12/01/46	1,900	2,272,419
Series 2017G
5.00%, 12/01/34	4,150	4,642,439

	Principal Amount (000)	U.S. $ Value
Series 2017H
5.00%, 12/01/36-12/01/46	$5,795	$6,321,404
Series 2018A
5.00%, 12/01/26-12/01/28	17,705	20,333,237
Chicago O’Hare International Airport
Series 2015C
5.00%, 1/01/34	1,665	1,888,393
Series 2016B
5.00%, 1/01/34	5,000	5,860,500
Series 2016C
5.00%, 1/01/35-1/01/38	9,250	10,739,585
Series 2017B
5.00%, 1/01/35-1/01/37	33,445	39,670,487
Chicago O’Hare International Airport (TrIPs Obligated Group)
Series 2018
5.00%, 7/01/33-7/01/48	7,145	8,278,978
Chicago Transit Authority (Chicago Transit Authority Sales Tax)
Series 2011
5.25%, 12/01/23	4,285	4,657,795
City of Chicago IL (Goldblatts Supportive Living Project)
Series 2013
6.375%, 12/01/52 (a)(i)	1,050	901,068
Illinois Finance Authority (Ascension Health Credit Group)
Series 2016C
5.00%, 2/15/41	2,835	3,306,801
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/36	365	366,084
Illinois Finance Authority (Lake Forest College)
Series 2012A
6.00%, 10/01/48	400	430,428
Illinois Finance Authority (Lutheran Home & Services Obligated Group)
Series 2012
5.75%, 5/15/46 (a)	2,495	2,581,576
Illinois Finance Authority (Mercy Health Corp.)
Series 2016
5.00%, 12/01/40-12/01/46	3,900	4,398,518
Illinois Finance Authority (OSF Healthcare System Obligated Group)
Series 2015A
5.00%, 11/15/45	4,295	4,782,139
Illinois Finance Authority (Park Place of Elmhurst Obligated Group)
Series 2016A
6.20%, 5/15/30 (a)	1,079	1,020,260
6.33%, 5/15/48 (a)	829	760,975
6.44%, 5/15/55 (a)	1,998	1,824,437
Series 2016C
2.00%, 5/15/55 (a)(d)(e)(i)	609	30,225

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2013
6.00%, 5/15/43	$3,500	$3,785,075
Series 2015
5.25%, 5/15/50	2,000	2,113,060
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science)
Series 2017A
5.00%, 8/01/42-8/01/47	3,000	3,364,780
Series 2017C
5.00%, 8/01/46	1,000	1,120,870
Illinois Finance Authority (Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 8/15/35	4,750	5,371,585
Illinois Municipal Electric Agency
Series 2015A
5.00%, 2/01/22	6,700	7,282,029
Illinois State Toll Highway Authority
Series 2015A
5.00%, 1/01/31-1/01/32	3,125	3,661,401
Series 2015B
5.00%, 1/01/36-1/01/40	5,250	6,086,106
Series 2016A
5.00%, 12/01/32	7,000	8,196,510
Series 2016B
5.00%, 1/01/41	3,450	4,009,935
Metropolitan Pier & Exposition Authority
Series 2012
Zero Coupon, 12/15/51	11,385	3,105,486
Series 2015B
5.00%, 12/15/45	13,300	14,441,672
Series 2017B
Zero Coupon, 12/15/54	9,850	2,356,219
State of Illinois
Series 2012
5.00%, 8/01/25	1,300	1,388,582
Series 2014
5.00%, 5/01/23-5/01/31	14,800	16,031,819
Series 2016
5.00%, 1/01/22-11/01/35	40,770	45,408,678
Series 2017A
5.00%, 12/01/25-12/01/34	14,795	16,576,948
Series 2017D
5.00%, 11/01/24-11/01/28	61,270	68,557,129
Series 2018A
5.00%, 10/01/27-5/01/30	12,675	14,583,109
Series 2018B
5.00%, 10/01/26	5,000	5,690,100
Village of Antioch IL Special Service Areas No. 1 & 2
Series 2016A
4.50%, 3/01/33 (a)	3,942	3,970,895
Series 2016B
7.00%, 3/01/33 (a)	1,762	1,773,946

	Principal Amount (000)	U.S. $ Value
Village of Pingree Grove IL Special Service Area No. 7
Series 2015A
4.50%, 3/01/25 (a)	$866	$897,955
5.00%, 3/01/36 (a)	2,963	3,109,787
Series 2015B
6.00%, 3/01/36 (a)	943	1,012,084

		388,736,874

Indiana - 1.0%
Indiana Finance Authority (Baptist Healthcare System Obligated Group)
Series 2017
5.00%, 8/15/51	3,905	4,411,596
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The))
Series 2010
5.125%, 8/15/27	1,000	1,033,470
5.50%, 8/15/40-8/15/45	3,020	3,126,730
Indiana Finance Authority (Marquette Manor)
Series 2015A
5.00%, 3/01/30	1,000	1,109,930
Indiana Finance Authority (Ohio River Bridges)
Series 2013A
5.00%, 7/01/40-7/01/48	6,980	7,590,727
Indiana Finance Authority (RES Polyflow Indiana LLC)
7.00%, 3/01/39 (a)(b)	22,795	23,335,697

		40,608,150

Iowa - 0.5%
Iowa Finance Authority
(Iowa Fertilizer Co. LLC)
Series 2013B
5.25%, 12/01/50	6,405	6,924,189
Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group)
Series 2018A
5.00%, 5/15/43-5/15/48	11,000	12,120,120

		19,044,309

Kansas - 0.1%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax)
Series 2018
4.50%, 6/01/40	1,900	1,960,971

Kentucky - 1.3%
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group)
Series 2017B

	Principal Amount (000)	U.S. $ Value
5.00%, 8/15/34-8/15/46	$15,780	$18,097,991
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42 (a)	1,685	1,761,381
5.50%, 11/15/45 (a)	1,000	1,047,890
Series 2016A
5.00%, 5/15/46-5/15/51 (a)	3,100	3,263,200
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/37-6/01/45	9,625	10,848,892
5.25%, 6/01/41	1,250	1,436,025
Kentucky Economic Development Finance Authority (Rosedale Green)
Series 2015
5.50%, 11/15/35 (a)	1,750	1,862,490
5.75%, 11/15/45 (a)	3,350	3,573,043
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group)
Series 2016
5.00%, 10/01/33	8,205	9,670,905

		51,561,817

Louisiana - 1.8%
Calcasieu Parish Memorial Hospital Service District (Southwest Louisiana Healthcare System Obligated Group)
5.00%, 12/01/34-12/01/39 (h)	2,615	3,072,345
Jefferson Parish Hospital Service District No. 2
Series 2011
6.375%, 7/01/41 (c)	2,130	2,124,675
Jefferson Sales Tax District
AGM Series 2017B
5.00%, 12/01/34-12/01/36	3,400	4,088,642
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge)
Series 2015A
6.00%, 11/15/35 (a)	2,100	2,322,663
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2017
5.00%, 10/01/34-10/01/44	27,600	32,736,526
Louisiana Public Facilities Authority
Series 2016
5.00%, 5/15/47 (Pre-refunded/ETM) (a)	10	12,214
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)

	Principal Amount (000)	U.S. $ Value
Series 2013B
10.50%, 7/01/39 (a)(c)(e)	$2,750	$27
Series 2014A
7.50%, 7/01/23 (a)(c)(e)	1,250	13
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease)
Series 2017
5.00%, 7/01/42-7/01/57	17,565	20,080,806
Louisiana Public Facilities Authority (Ochsner Clinic Foundation)
Series 2016
5.00%, 5/15/47	1,110	1,254,677
New Orleans Aviation Board
Series 2017B
5.00%, 1/01/43	1,000	1,144,820
Port New Orleans Board of Commissioners
Series 2013B
5.00%, 4/01/29-4/01/31	1,540	1,692,769

		68,530,177

Maine - 0.5%
Finance Authority of Maine (Casella Waste Systems, Inc.)
Series 2017
5.25%, 1/01/25 (b)	4,630	5,161,570
Series 2018R-2
4.375%, 8/01/35 (b)	1,700	1,828,401
Maine Health & Higher Educational Facilities Authority (Maine Medical Center)
Series 2018A
5.00%, 7/01/43-7/01/48	9,620	11,312,105
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group)
Series 2011
7.50%, 7/01/32	1,000	1,102,440

		19,404,516

Maryland - 0.2%
City of Baltimore MD (Baltimore Hotel Corp.)
Series 2017
5.00%, 9/01/33-9/01/36	3,250	3,768,355
City of Baltimore MD (East Baltimore Research Park Project)
Series 2017A
5.00%, 9/01/38 (a)	1,000	1,089,330
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group)
Series 2015
5.00%, 7/01/31	3,245	3,734,216

		8,591,901

	Principal Amount (000)	U.S. $ Value
Massachusetts - 0.9%
Massachusetts Development Finance Agency (Emmanuel College/MA)
Series 2016A
5.00%, 10/01/43	$1,760	$1,990,595
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	5,000	5,307,200
Massachusetts Development Finance Agency (Simmons University)
Series 2018L
5.00%, 10/01/34-10/01/35	2,360	2,838,807
Massachusetts Development Finance Agency (South Shore Hospital, Inc.)
Series 2016I
5.00%, 7/01/31-7/01/41	3,850	4,432,556
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/41-7/01/46	3,980	4,519,336
Massachusetts Development Finance Agency (Wellforce Obligated Group)
Series 2013G
5.00%, 7/01/37	2,550	2,825,323
Massachusetts Development Finance Agency (Zero Waste Solutions LLC)
Series 2017
8.00%, 12/01/22 (a)(b)	10,525	9,242,634
Series 2017A
7.75%, 12/01/44 (a)(b)	4,525	4,610,251

		35,766,702

Michigan - 3.7%
City of Detroit MI
5.00%, 4/01/33-4/01/38	4,385	4,835,474
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue)
Series 2012A
5.00%, 7/01/32	4,400	4,774,968
5.25%, 7/01/39	4,825	5,247,043
City of Detroit MI Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue)
Series 2011C
5.00%, 7/01/41	1,060	1,111,293
Detroit City School District
Series 2012A
5.00%, 5/01/31	120	130,421
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate)
Series 2017A
5.00%, 11/01/32-11/01/37 (a)	1,655	1,791,978
Great Lakes Water Authority Water Supply System Revenue
Series 2016A
5.00%, 7/01/46	1,025	1,191,112

	Principal Amount (000)	U.S. $ Value
Series 2016D
5.00%, 7/01/36	$25,210	$29,450,070
Kalamazoo Hospital Finance Authority (Bronson Healthcare Group Obligated Group)
Series 2016
4.00%, 5/15/31-5/15/36	20,100	21,559,463
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue)
Series 2014D-4
5.00%, 7/01/29	1,100	1,270,775
Series 2014D4
5.00%, 7/01/34	1,000	1,138,020
Series 2015D-1
5.00%, 7/01/34	2,000	2,324,080
Series 2015D-2
5.00%, 7/01/34	3,400	3,942,742
Michigan Finance Authority (Henry Ford Health System Obligated Group)
Series 2016
4.00%, 11/15/35	4,000	4,357,880
5.00%, 11/15/32	3,850	4,562,789
Series 2019A
5.00%, 11/15/48	6,635	7,925,308
Michigan Finance Authority (MidMichigan Obligated Group)
Series 2014
5.00%, 6/01/34	2,000	2,259,220
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/31-7/01/33	7,950	8,791,847
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
7.00%, 12/01/30 (a)(b)	2,050	2,320,887
Series 2016
7.50%, 12/01/25 (a)(b)	8,970	10,279,261
Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group)
Series 2013
5.50%, 6/01/47	2,000	2,078,320
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project)
Series 2018
5.00%, 6/30/48	8,600	10,042,822
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI)
Series 2007A
6.00%, 6/01/48	5,775	5,806,185
Wayne State University
Series 2018A
5.00%, 11/15/43	4,000	4,806,320

		141,998,278

	Principal Amount (000)	U.S. $ Value
Minnesota - 0.2%
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.)
5.00%, 8/01/54 (a)(h)	$1,000	$1,084,080
Duluth Economic Development Authority (Essentia Health Obligated Group)
Series 2018A
5.00%, 2/15/43-2/15/48	2,925	3,419,650
Minnesota Higher Education Facilities Authority (St. Catherine University)
Series 2018A
5.00%, 10/01/45	1,900	2,190,415

		6,694,145

Mississippi - 0.4%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group)
Series 2016A
5.00%, 9/01/41	9,630	10,791,089
Mississippi Hospital Equipment & Facilities Authority (Forrest General Hospital, Inc.)
4.00%, 1/01/36-1/01/37	2,005	2,205,616
5.00%, 1/01/35	1,230	1,507,931

		14,504,636

Missouri - 0.8%
Cape Girardeau County Industrial Development Authority (SoutheastHealth Obligated Group)
Series 2017A
5.00%, 3/01/36	2,925	3,328,562
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	100	101,349
Series 2016A
5.00%, 2/01/46	1,000	1,103,620
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
6.00%, 11/15/46 (a)(j)	2,915	2,574,732
Lees Summit Industrial Development Authority (John Knox Village Obligated Group)
Series 2014A
5.25%, 8/15/39	620	666,432
Series 2016A
5.00%, 8/15/36-8/15/46	4,060	4,356,364
Series 2018
5.00%, 8/15/42	6,940	7,555,162
Missouri Joint Municipal Electric Utility Commission
Series 2014
5.00%, 1/01/31	3,240	3,752,762

	Principal Amount (000)	U.S. $ Value
St. Louis County Industrial Development Authority (St. Andrews Resources for Seniors Obligated Group)
Series 2015A
5.00%, 12/01/35 (a)	$2,000	$2,133,820
5.125%, 12/01/45 (a)	4,500	4,795,965

		30,368,768

Montana - 0.0%
Montana Facility Finance Authority (Benefis Health System Obligated Group)
Series 2016
5.00%, 2/15/34	1,085	1,269,992

Nebraska - 1.1%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2012
5.00%, 9/01/32-9/01/42	2,975	3,228,232
Series 2017A
5.00%, 9/01/34-9/01/42	28,560	37,762,848

		40,991,080

Nevada - 1.3%
City of Carson City NV (Carson Tahoe Regional Healthcare)
Series 2017
5.00%, 9/01/37-9/01/47	3,935	4,500,398
City of Reno NV (County of Washoe NV Sales Tax Revenue)
Series 2018C
Zero Coupon, 7/01/58 (a)(b)	17,000	2,315,400
Clark County School District
Series 2017C
5.00%, 6/15/33-6/15/36	17,110	20,220,188
County of Clark NV (Southern California Edison Co.)
Series 2015A
1.875%, 6/01/31	4,700	4,706,862
Las Vegas Redevelopment Agency
Series 2016
5.00%, 6/15/40	1,800	2,036,178
Las Vegas Valley Water District
Series 2016A
5.00%, 6/01/46	14,000	16,340,940
State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC)
Series 2018
6.95%, 2/15/38 (a)(b)	1,890	2,155,280

		52,275,246

New Hampshire - 0.3%
New Hampshire Health and Education Facilities Authority Act (Concord Hospital Obligated Group)
Series 2017
5.00%, 10/01/47	8,105	9,451,484

	Principal Amount (000)	U.S. $ Value
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	$2,940	$3,138,303

		12,589,787

New Jersey - 8.9%
City of Bayonne NJ
BAM Series 2016
5.00%, 7/01/39	1,075	1,248,569
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/30	3,455	3,754,618
Series 2014P
5.00%, 6/15/29	5,000	5,591,450
Series 2014U
5.00%, 6/15/21	3,500	3,724,280
Series 2015X
5.00%, 6/15/21	15,920	16,940,154
Series 2017A
5.00%, 7/01/33	1,640	1,890,822
Series 2017B
5.00%, 11/01/20	7,505	7,829,141
Series 2017D
5.00%, 6/15/33-6/15/42	5,370	6,114,376
Series 2018A
5.00%, 6/15/42-6/15/47	5,885	6,636,296
New Jersey Economic Development Authority (Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/37-10/01/47	6,035	6,818,265
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease)
Series 2018C
5.00%, 6/15/42	7,085	8,004,137
New Jersey Economic Development Authority (UMM Energy Partners LLC)
Series 2012A
5.125%, 6/15/43	735	779,901
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	2,850	3,128,844
Series 2000B
5.625%, 11/15/30	1,475	1,698,123
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group)
Series 2017A
5.00%, 7/01/35	1,300	1,567,826
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
Series 2010
5.00%, 7/01/25	100	103,094

	Principal Amount (000)	U.S. $ Value
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group)
Series 2017A
5.00%, 7/01/36-7/01/42	$8,645	$10,139,669
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease)
Series 2017
5.00%, 10/01/35	1,070	1,233,400
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group)
Series 2014
5.00%, 7/01/44	2,040	2,320,337
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/24-6/15/30	38,985	46,142,234
Series 2018A
5.00%, 6/15/30-6/15/31	35,540	41,569,204
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
5.00%, 6/15/46	2,325	2,641,735
Series 2014A
5.00%, 6/15/38	1,000	1,094,280
Series 2015A
5.00%, 6/15/45	8,450	9,282,409
Series 2018A
5.00%, 12/15/33-12/15/35	14,460	16,918,509
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/27 (Pre-refunded/ETM)	2,330	2,591,286
5.00%, 1/01/27 (Pre-refunded/ETM) (a)	170	189,064
5.00%, 1/01/32 (Pre-refunded/ETM)	1,000	1,112,140
Series 2015E
5.00%, 1/01/33-1/01/45	15,400	17,767,078
Series 2016A
5.00%, 1/01/33	6,500	7,716,605
Series 2017A
5.00%, 1/01/33-1/01/34	15,000	18,109,200
Series 2017B
5.00%, 1/01/32-1/01/33	13,540	16,736,134
Series 2019A
5.00%, 1/01/48 (a)	11,320	13,691,200
Tobacco Settlement Financing Corp./NJ
Series 2018B
5.00%, 6/01/46	54,640	59,117,748

		344,202,128

New Mexico - 0.7%
City of Farmington NM (Southern California Edison Co.)
1.875%, 4/01/29	14,230	14,250,776
Series 2015A
1.875%, 4/01/29	9,050	9,063,213

	Principal Amount (000)	U.S. $ Value
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center)
Series 2012
5.50%, 7/01/42	$1,060	$1,145,022
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group)
Series 2019L
5.00%, 7/01/39-7/01/49	3,720	4,174,554

		28,633,565

New York - 4.5%
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.25%, 11/01/34	2,000	2,147,480
City of New York NY
Series 2018E
5.00%, 3/01/37-3/01/38	17,500	21,360,075
City of Newburgh NY
Series 2012A
5.625%, 6/15/34	245	267,048
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group)
Series 2016B
5.00%, 7/01/46	13,520	15,442,950
Metropolitan Transportation Authority
Series 2013E
5.00%, 11/15/32	4,425	5,027,596
Series 2016A
5.00%, 11/15/32	3,440	4,088,818
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
6.50%, 1/01/32 (a)	75	76,812
6.70%, 1/01/49 (a)	449	448,451
Series 2014B
5.50%, 7/01/20 (a)	232	233,176
Series 2014C
2.00%, 1/01/49 (a)(d)(e)(i)	514	83,488
New York City Municipal Water Finance Authority
Series 2019D
5.00%, 6/15/49	8,000	9,605,760
New York Liberty Development Corp. (7 World Trade Center II LLC)
Series 2012
5.00%, 3/15/44	100	107,824
New York Liberty Development Corp. (Goldman Sachs Headquarters LLC)
Series 2005
5.25%, 10/01/35	1,325	1,776,335
New York NY GO
Series 2013A-1
5.00%, 10/01/28 (f)	500	559,205

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group)
Series 2017
5.00%, 12/01/30-12/01/34 (b)	$4,200	$4,944,250
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2016A
5.00%, 1/01/41	3,800	4,456,792
AGM Series 2012I
5.00%, 1/01/37	2,000	2,158,140
New York Transportation Development Corp. (Delta Air Lines, Inc.)
Series 2018
5.00%, 1/01/27-1/01/29	51,325	62,198,997
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016A
5.00%, 7/01/41-7/01/46	13,185	14,549,721
Orange County Funding Corp. (The Hamlet at Wallkill)
Series 2013
6.50%, 1/01/46 (a)	1,090	1,130,504
Port Authority of New York & New Jersey
Series 2012
5.00%, 10/01/34	3,900	4,224,480
Series 2013178
5.00%, 12/01/33	5,000	5,658,800
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/28-11/15/29 (f)	1,950	2,187,104
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz)
Series 2017
5.00%, 9/15/37 (a)	860	868,523
5.25%, 9/15/42-9/15/53 (a)	2,330	2,365,772
Westchester County Local Development Corp. (Kendal on Hudson)
Series 2013
5.00%, 1/01/34	3,840	4,096,858
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group)
Series 2016
5.00%, 11/01/46	4,230	4,722,837

		174,787,796

North Carolina - 0.6%
County of New Hanover NC (New Hanover Regional Medical Center)
Series 2017
5.00%, 10/01/42-10/01/47	5,830	6,812,448
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.875%, 7/01/40 (a)	5,000	5,230,900
5.00%, 7/01/45 (a)	1,000	1,051,090

	Principal Amount (000)	U.S. $ Value
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/30 (a)	$2,250	$2,441,273
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group)
Series 2015A
5.00%, 9/01/37 (a)	1,735	1,850,967
Series 2017
5.00%, 9/01/46 (a)	1,000	1,068,690
North Carolina Turnpike Authority
Series 2018
5.00%, 1/01/40	5,000	5,898,050

		24,353,418

North Dakota - 0.6%
County of Grand Forks ND (Red River Biorefinery LLC)
Series 2018
5.00%, 9/15/28 (a)(b)	7,725	7,743,540
5.375%, 9/15/38 (a)(b)	4,750	4,624,030
County of Ward ND (Trinity Health Obligated Group)
Series 2017C
5.00%, 6/01/48-6/01/53	10,230	11,438,525

		23,806,095

Ohio - 3.1%
American Municipal Power, Inc.
Series 2016A
5.00%, 2/15/41-2/15/46	10,000	11,392,060
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	21,875	21,461,563
Butler County Port Authority (StoryPoint Obligated Group)
Series 2017A-1
6.375%, 1/15/43 (a)(b)	675	726,050
City of Chillicothe/OH (Adena Health System Obligated Group)
Series 2017
5.00%, 12/01/37-12/01/47	7,500	8,823,607
County of Cuyahoga/OH (MetroHealth System (The))
5.00%, 2/15/52	5,680	6,317,807
Series 2017
5.00%, 2/15/42	6,490	7,279,963
5.25%, 2/15/47	12,860	14,660,786
County of Franklin OH (First Community Village Obligated Group)
Series 2013
5.625%, 7/01/47 (a)	2,300	2,347,012

	Principal Amount (000)	U.S. $ Value
County of Hamilton OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	$1,030	$1,090,502
County of Montgomery OH (Trousdale Foundation Obligated Group)
Series 2018A
6.25%, 4/01/49 (a)(b)	2,415	2,685,963
County of Ross OH (Adena Health System Obligated Group)
5.00%, 12/01/49	6,000	7,116,300
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 20151
7.00%, 1/15/40 (a)	2,500	2,571,475
Ohio Air Quality Development Authority (AMG Vanadium LLC)
5.00%, 7/01/49 (b)	8,695	9,339,039
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009C
5.625%, 6/01/19 (a)(d)(k)	5,440	5,548,800
Series 2009D
4.25%, 8/01/29 (a)	5,205	5,361,150
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33 (a)	7,480	7,704,400
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (a)	3,110	3,203,300
Toledo-Lucas County Port Authority (StoryPoint Obligated Group)
Series 2016
6.375%, 1/15/51 (a)(b)	1,000	1,066,710

		118,696,487

Oklahoma - 0.5%
Comanche County Memorial Hospital
5.00%, 7/01/22	780	836,456
Oklahoma Development Finance Authority (OU Medicine Obligated Group)
Series 2018B
5.50%, 8/15/57	14,170	16,796,126
Tulsa Airports Improvement Trust (American Airlines, Inc.)
Series 2013A
5.50%, 6/01/35 (a)	1,125	1,226,430

		18,859,012

	Principal Amount (000)	U.S. $ Value
Oregon - 0.0%
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront)
Series 2014A
5.00%, 10/01/19 (a)	$145	$145,693

Pennsylvania - 7.4%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group)
Series 2018A
5.00%, 4/01/34-4/01/36	33,535	39,852,264
Allentown Neighborhood Improvement Zone Development Authority
Series 2017
5.00%, 5/01/42 (b)	2,270	2,497,568
Altoona Area School District
BAM Series 2018
5.00%, 12/01/45	1,600	1,816,112
Beaver County Industrial Development Authority (FirstEnergy Generation LLC)
Series 2016B
4.25%, 10/01/47 (a)	10,000	10,300,000
Beaver County Industrial Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 1/01/35 (a)	1,430	1,472,900
Bensalem Township School District
Series 2013
5.00%, 6/01/29	8,570	9,819,077
Berks County Industrial Development Authority (Highlands at Wyomissing (The))
Series 2018
5.00%, 5/15/48	1,000	1,107,370
Chambersburg Area Municipal Authority (Wilson College)
Series 2018
5.75%, 10/01/43	1,350	1,416,744
6.00%, 10/01/48	9,000	9,526,050
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District)
Series 2018
5.125%, 3/01/48 (a)(b)	1,050	1,107,719
City of Philadelphia PA
Series 2013A
5.00%, 7/15/21	1,200	1,288,464
Series 2017
5.00%, 8/01/29-8/01/31	12,110	14,802,512
Series 2019B
5.00%, 2/01/35-2/01/38 (a)(h)	8,000	9,837,652
AGM Series 2017A
5.00%, 8/01/33-8/01/34	13,000	15,586,650
City of Philadelphia PA Water & Wastewater Revenue
Series 2017A
5.00%, 10/01/35-10/01/36	5,105	6,140,134
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP)
Series 2018A
5.00%, 7/01/38	1,120	1,332,117

	Principal Amount (000)	U.S. $ Value
County of Lehigh PA (Lehigh Valley Health Network Obligated Group)
Series 2016A
4.00%, 7/01/35	$10,000	$10,630,100
Crawford County Hospital Authority (Meadville Medical Center Obligated Group)
Series 2016A
6.00%, 6/01/46-6/01/51 (a)	3,375	3,837,010
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
Series 2010
6.125%, 1/01/45 (a)	180	182,475
Series 2012
5.25%, 1/01/41 (a)	1,000	1,031,940
Delaware River Joint Toll Bridge Commission
Series 2017
5.00%, 7/01/35	4,000	4,866,280
Montgomery County Higher Education & Health Authority (Philadelphia Presbytery Homes Obligated Group)
Series 2017
5.00%, 12/01/47	1,500	1,631,340
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group)
4.00%, 9/01/49-9/01/51	8,900	9,538,367
5.00%, 9/01/51	2,300	2,719,589
Series 2018
5.00%, 9/01/35	3,600	4,336,020
Montgomery County Industrial Development Authority/PA
Series 2010
6.50%, 12/01/25 (Pre-refunded/ETM) (a)	200	224,334
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community)
Series 2015
5.00%, 1/01/30 (a)	1,040	1,071,751
5.25%, 1/01/40 (a)	4,740	4,856,320
Moon Industrial Development Authority (Baptist Homes Society)
Series 2015
5.75%, 7/01/35 (a)	5,135	5,511,652
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University)
Series 2012A
5.25%, 3/01/42	265	277,662
Series 2016A
5.00%, 3/01/37	1,400	1,539,398
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The))
Series 2012A
5.00%, 11/01/41	1,620	1,747,364

	Principal Amount (000)	U.S. $ Value
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34	$2,830	$3,235,992
Pennsylvania Higher Educational Facilities Authority (Drexel University)
Series 2016
5.00%, 5/01/32	1,000	1,171,440
Series 2017
5.00%, 5/01/41	1,000	1,166,360
Pennsylvania Turnpike Commission
Series 2016
5.00%, 6/01/37	4,000	4,582,920
Series 2017B
5.00%, 6/01/35-6/01/36	12,850	15,087,291
Series 2018A
5.00%, 12/01/43	10,000	11,968,800
Series 2019A
5.00%, 12/01/38	5,435	6,524,935
Philadelphia Authority for Industrial Development (City of Philadelphia PA)
Series 2018
5.00%, 5/01/35	1,000	1,207,860
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group)
Series 2017A
5.00%, 7/01/42	2,000	2,144,280
School District of Philadelphia (The)
Series 2015A
5.00%, 9/01/34-9/01/35	2,615	3,009,999
Series 2016F
5.00%, 9/01/33-9/01/36	4,000	4,672,040
Series 2018A
5.00%, 9/01/34-9/01/38	4,000	4,764,400
Series 2018B
5.00%, 9/01/43	3,000	3,516,600
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project)
Series 2016A
5.00%, 1/01/51-1/01/57 (b)	12,110	12,356,003
Series 2016B
6.08%, 1/01/26 (b)	915	904,395
Series 2016C
Zero Coupon, 1/01/36 (b)	2,945	1,220,320
Series 2016D
Zero Coupon, 1/01/57 (b)	59,385	5,484,205
State Public School Building Authority (Harrisburg School District)
AGM Series 2016A
5.00%, 12/01/29-12/01/30	9,880	11,817,623

	Principal Amount (000)	U.S. $ Value
Union County Hospital Authority (Evangelical Community Hospital Obligated Group)
Series 2018
5.00%, 8/01/38-8/01/43	$8,435	$9,721,219

		286,461,617

Puerto Rico - 5.9%
Commonwealth of Puerto Rico
Series 2006A
5.25%, 7/01/23-7/01/24	4,105	3,037,700
Series 2006B
5.25%, 7/01/32 (d)(e)	1,280	947,200
Series 2008A
5.00%, 7/01/23	255	188,063
5.50%, 7/01/32 (a)	2,910	2,146,125
Series 2009C
6.00%, 7/01/39 (d)(e)	1,715	1,264,813
Series 2011A
5.75%, 7/01/24 (d)(e)	5,310	3,829,837
Series 2012A
5.125%, 7/01/37 (d)(e)	1,100	680,625
5.50%, 7/01/39 (d)(e)	5,275	3,277,094
5.75%, 7/01/28 (d)(e)	1,350	838,688
Series 2014A
8.00%, 7/01/35 (d)(e)	15,825	8,624,625
AGC Series 2001A
5.50%, 7/01/29	670	748,913
GDB Debt Recovery Authority of Puerto Rico
Series 2018
7.50%, 8/20/40 (a)	8,799	6,566,004
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Series 2008A
6.00%, 7/01/38-7/01/44	7,990	8,069,900
6.125%, 7/01/24	2,535	2,642,738
Series 2012A
4.25%, 7/01/25	8,140	8,099,300
5.00%, 7/01/33	4,705	4,740,287
5.125%, 7/01/37	1,155	1,163,663
5.25%, 7/01/29-7/01/42	12,060	12,212,025
5.50%, 7/01/28	4,090	4,182,025
5.75%, 7/01/37	2,985	3,059,625
6.00%, 7/01/47	2,845	2,923,237
Puerto Rico Electric Power Authority
Series 2007T
5.00%, 7/01/37 (a)(d)(e)	14,970	11,339,775
Series 2010A
5.25%, 7/01/30 (a)	1,040	790,400
Series 2010C
5.00%, 7/01/21 (a)(d)(e)	1,735	1,314,263
Series 2010D
5.00%, 7/01/21 (a)(d)(e)	1,050	795,375
5.00%, 7/01/22 (a)	950	719,625
Series 2010X
5.25%, 7/01/40 (a)	9,480	7,204,800
Series 2010Z
5.25%, 7/01/24 (a)	2,565	1,949,400

	Principal Amount (000)	U.S. $ Value
Series 2012A
5.00%, 7/01/29 (a)	$2,510	$1,901,325
5.00%, 7/01/42 (a)(d)(e)	1,740	1,318,050
AGM Series 2007U
5.00%, 7/01/23	1,050	1,077,825
AGM Series 2007V
5.25%, 7/01/31	25,380	28,083,224
NATL Series 2007V
5.25%, 7/01/29-7/01/35	6,350	6,763,827
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 7/01/41	8,600	9,389,308
AGC Series 2007C
5.50%, 7/01/31	1,735	1,960,324
AGC Series 2007N
5.25%, 7/01/36	825	910,379
AGM Series 2007C
5.25%, 7/01/36	1,800	1,986,480
NATL Series 2005L
5.25%, 7/01/35	7,565	7,943,174
NATL Series 2007
5.50%, 7/01/28	1,000	1,084,100
NATL Series 2007N
5.25%, 7/01/33	480	508,200
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	23,735	24,298,706
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.375%, 4/01/42	335	335,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/24-7/01/46 (a)	8,565	2,680,335
Series 2019A
5.00%, 7/01/58 (a)	33,956	33,954,302

		227,550,684

Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp.
Series 2011
8.375%, 1/01/46 (Pre-refunded/ETM)	3,150	3,465,850
Rhode Island Health & Educational Building Corp. (City of Woonsocket RI Lease)
AGM Series 2017A
5.00%, 5/15/28-5/15/29	2,000	2,434,610

		5,900,460

	Principal Amount (000)	U.S. $ Value
South Carolina - 2.0%
South Carolina Jobs-Economic Development Authority (Lutheran Homes of South Carolina Obligated Group)
Series 2013
5.00%, 5/01/43 (a)	$1,000	$1,034,770
5.125%, 5/01/48 (a)	1,000	1,037,320
South Carolina Public Service Authority
Series 2013A
5.00%, 12/01/38	575	637,232
Series 2013B
5.00%, 12/01/38	810	897,666
Series 2014A
5.00%, 12/01/49	11,820	13,109,680
Series 2014B
5.00%, 12/01/38	1,160	1,299,235
Series 2014C
5.00%, 12/01/36-12/01/46	3,495	3,928,904
Series 2015A
5.00%, 12/01/50	5,000	5,635,900
Series 2016A
5.00%, 12/01/34-12/01/36	4,815	5,643,909
Series 2016B
5.00%, 12/01/37-12/01/56	38,780	44,973,668

		78,198,284

South Dakota - 1.1%
South Dakota Health & Educational Facilities Authority (Avera Health Obligated Group)
Series 2017
5.00%, 7/01/46	17,850	20,622,105
South Dakota Health & Educational Facilities Authority (Regional Health System Obligated Group/SD)
Series 2017
5.00%, 9/01/33-9/01/40	18,295	21,524,862

		42,146,967

Tennessee - 1.0%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (a)(b)	9,080	9,348,859
5.125%, 12/01/42 (a)(b)	11,900	12,187,504
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group)
Series 2012
5.00%, 8/15/42	5,250	5,600,648
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Trousdale Foundation Obligated Group)
Series 2018A
6.25%, 4/01/49 (a)(b)	5,040	5,605,488

	Principal Amount (000)	U.S. $ Value
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt University Medical Center Obligated Group)
Series 2016
5.00%, 7/01/40	$2,435	$2,818,926
Series 2017A
5.00%, 7/01/48	2,335	2,687,305
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.)
Series 2012
5.25%, 12/01/42 (a)	1,000	1,033,200
5.375%, 12/01/47 (a)	800	829,640

		40,111,570

Texas - 6.5%
Arlington Higher Education Finance Corp. (Harmony Public Schools)
Series 2016A
5.00%, 2/15/41-2/15/46	6,060	6,984,563
Central Texas Regional Mobility Authority
Series 2013
5.00%, 1/01/42	3,500	3,788,330
Series 2016
5.00%, 1/01/33-1/01/40	6,855	7,895,888
Central Texas Turnpike System
Series 2015C
5.00%, 8/15/37	6,800	7,621,372
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/30	1,965	2,254,504
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2014
5.00%, 7/01/29	15,355	17,192,072
Series 2015B
5.00%, 7/15/30-7/15/35	2,960	3,313,214
Series 2018
5.00%, 7/15/28	22,875	27,384,806
Clifton Higher Education Finance Corp. (IDEA Public Schools)
Series 2012
5.00%, 8/15/42	530	561,440
Series 2013
6.00%, 8/15/43	1,000	1,127,630
Series 2016A
5.00%, 8/15/34-8/15/36	3,180	3,753,527
Dallas County Flood Control District No. 1
Series 2015
5.00%, 4/01/28 (a)(b)	1,150	1,233,318
Dallas/Fort Worth International Airport
Series 2012E
5.00%, 11/01/35	1,500	1,561,710
Decatur Hospital Authority (Wise Regional Health System)
Series 2014A
5.25%, 9/01/44	3,150	3,447,707

	Principal Amount (000)	U.S. $ Value
Grand Parkway Transportation Corp.
Series 2018 5.00%, 2/01/23	$5,340	$5,991,640
Irving Hospital Authority (Baylor Medical Center at Irving)
Series 2017A
5.00%, 10/15/44	7,305	8,201,104
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC)
7.25%, 12/01/53 (a)	8,315	8,721,437
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Corpus Christi I LLC)
Series 2017A
5.00%, 4/01/37	1,380	1,438,760
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park, Inc. Obligated Group)
Series 2018A
5.50%, 7/01/54 (a)	4,500	4,711,230
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.)
Series 2014
5.50%, 1/01/49 (a)	1,700	1,821,261
North East Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/46	4,940	5,525,242
North Texas Education Finance Corp. (Uplift Education)
Series 2012A
5.125%, 12/01/42	280	295,162
North Texas Tollway Authority (North Texas Tollway System)
Series 2014B
5.00%, 1/01/31	8,975	10,184,561
Series 2015A
5.00%, 1/01/35	7,000	8,060,920
Series 2017B
5.00%, 1/01/33-1/01/43	7,400	8,682,794
Red River Health Facilities Development Corp.
Series 2011A
8.00%, 11/15/46 (Pre-refunded/ETM) (a)	1,790	2,060,988
Red River Health Facilities Development Corp. (MRC Crossings Proj)
Series 2014A
7.75%, 11/15/44 (a)	1,315	1,535,473
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation)
Series 2012
5.50%, 1/01/32	1,740	1,812,036
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 7/01/38 (a)(c)(d)(e)	2,180	545,000

	Principal Amount (000)	U.S. $ Value
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.50%, 11/15/22 (a)(d)(e)(i)	$200	$140,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living, Inc.)
Series 2017B-3
3.875%, 11/15/22 (a)	1,200	1,200,612
Tarrant County Cultural Education Facilities Finance Corp. (CC Young Memorial Home Obligated Group)
Series 2017A
6.375%, 2/15/41-2/15/48 (a)	8,465	9,384,565
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015B
5.00%, 11/15/30	4,000	4,139,160
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.25%, 11/15/39-11/15/44 (a)(i)	5,025	4,773,750
Series 2009B
6.86% (Bond Buyer + 3.00%), 11/15/45 (a)(i)(l)	1,075	1,021,250
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44-10/01/49	5,350	5,757,206
Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.)
Series 2008D
6.25%, 12/15/26	10,690	12,521,945
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group LLC)
Series 2016
5.00%, 12/31/40	1,255	1,398,509
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	660	692,413
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	200	204,380
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
5.00%, 6/30/58 (a)(h)	29,940	34,726,807
Series 2013
6.75%, 6/30/43	3,600	4,186,908

	Principal Amount (000)	U.S. $ Value
Texas Transportation Commission
5.00%, 8/01/57	$7,500	$8,678,700
Travis County Health Facilities Development Corp.
Series 2012A
7.00%, 1/01/32 (Pre-refunded/ETM) (a)	1,200	1,296,036
7.125%, 1/01/46 (Pre-refunded/ETM) (a)	2,430	2,628,701
Uptown Development Authority
Series 2017A
5.00%, 9/01/35	1,015	1,151,761
Viridian Municipal Management District
Series 2011
9.00%, 12/01/37 (Pre-refunded/ETM) (a)	75	87,928

		251,698,320

Utah - 0.0%
Timber Lakes Water Special Service District
8.125%, 6/15/31 (a)	75	84,054
Utah Charter School Finance Authority (North Star Academy)
Series 2010A
7.00%, 7/15/45	100	103,145

		187,199

Vermont - 0.1%
Vermont Economic Development Authority (Casella Waste Systems, Inc.)
Series 2013
4.625%, 4/01/36 (b)	1,100	1,215,181
Vermont Economic Development Authority (Wake Robin Corp.)
Series 2012
5.40%, 5/01/33 (a)	200	208,898
Vermont Educational & Health Buildings Financing Agency (University of Vermont Health Network Obligated Group)
Series 2016A
5.00%, 12/01/34	1,500	1,765,470

		3,189,549

Virginia - 0.7%
Cherry Hill Community Development Authority (Potomac Shores Project)
Series 2015
5.15%, 3/01/35 (a)(b)	1,000	1,045,270
Chesapeake Bay Bridge & Tunnel District
Series 2016
5.00%, 7/01/46	1,000	1,138,850
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
5.125%, 1/01/43 (a)	1,030	1,057,089

	Principal Amount (000)	U.S. $ Value
Fairfax County Economic Development Authority (Vinson Hall LLC)
Series 2013A
5.00%, 12/01/47	$1,955	$2,108,487
Peninsula Town Center Community Development Authority
Series 2018
5.00%, 9/01/37-9/01/45 (a)(b)	3,490	3,792,274
Tobacco Settlement Financing Corp./VA
Series 2007B-1
5.00%, 6/01/47	7,490	7,434,200
Virginia College Building Authority (Marymount University)
Series 2015A
5.00%, 7/01/45 (b)	1,110	1,179,919
Series 2015B
5.25%, 7/01/35 (b)	1,000	1,093,280
Virginia College Building Authority (Virginia Lease 21st Century College Prog)
Series 2016A
5.00%, 2/01/28 (f)	550	623,596
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012
5.50%, 1/01/42	3,580	3,891,496
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC)
Series 2017
5.00%, 12/31/52	2,250	2,552,895

		25,917,356

Washington - 1.4%
Kalispel Tribe of Indians
Series 2018A
5.25%, 1/01/38 (a)(b)	750	828,233
King County Public Hospital District No. 4
Series 2015A
5.00%, 12/01/30 (a)	2,235	2,367,536
Pend Oreille County Public Utility District No. 1 Box Canyon
Series 2018
5.00%, 1/01/48	9,000	10,300,770
Port of Seattle WA
Series 2015C
5.00%, 4/01/33	5,035	5,743,676
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group)
Series 2017A
5.00%, 7/01/35	2,350	2,820,023
Series 2017B
5.00%, 7/01/34	1,855	2,237,074
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group)
Series 2017
5.00%, 8/15/33-8/15/37	18,005	20,783,562

	Principal Amount (000)	U.S. $ Value
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47 (a)(b)	$3,550	$3,816,427
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group)
Series 2016A
5.00%, 1/01/31-1/01/46 (b)	2,790	3,063,808
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44 (a)(b)	3,215	3,677,864

		55,638,973

West Virginia - 0.1%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group)
Series 2013A
5.50%, 6/01/44	2,100	2,356,683

Wisconsin - 1.5%
University of Wisconsin Hospitals & Clinics
Series 2013A
5.00%, 4/01/38	4,155	4,594,017
Wisconsin Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group)
Series 2017
5.00%, 8/15/52	20,345	23,452,088
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group)
Series 2016
5.125%, 6/01/48 (a)(b)	3,335	3,456,194
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016C
4.30%, 11/01/30	2,060	2,174,660
Series 2016D
4.05%, 11/01/30	720	749,297
Wisconsin Public Finance Authority (Gannon University)
Series 2017
5.00%, 5/01/42-5/01/47	2,650	2,942,652
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.)
Series 2017A
5.25%, 5/15/37-5/15/47 (b)	3,225	3,539,795
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)
Series 2018A-1
6.25%, 1/01/38 (a)(b)	2,685	2,903,290
6.375%, 1/01/48 (a)(b)	11,270	12,083,356
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.)
Series 2015
5.25%, 3/01/35 (b)	1,550	1,672,528

	Principal Amount (000)	U.S. $ Value
Wisconsin Public Finance Authority (Rose Villa, Inc./OR)
Series 2014A
5.75%, 11/15/44 (a)(b)	$1,000	$1,080,100
Wisconsin Public Finance Authority (Seabury Retirement Community)
Series 2015A
5.00%, 9/01/30 (b)	545	585,096
		59,233,073

Total Long-Term Municipal Bonds (cost $3,470,761,249)		3,667,078,930

Short-Term Municipal Notes - 2.4%
Alaska - 0.5%
Municipality of Anchorage AK
2.00%, 12/20/19	18,350	18,405,601

New York - 1.5%
Metropolitan Transportation Authority
Series 2019C
4.00%, 7/01/20	10,000	10,248,900
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
4.00%, 2/01/20	50,000	50,190,000

		60,438,900

Texas - 0.4%
State of Texas
Series 2018
4.00%, 8/29/19	13,860	13,887,997

Total Short-Term Municipal Notes (cost $92,635,864)		92,732,498

Total Municipal Obligations (cost $3,563,397,113)		3,759,811,428

	Shares
SHORT-TERM INVESTMENTS - 3.2%
Investment Companies - 3.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.31% (m)(n)(o) (cost $125,615,579)	125,615,579	125,615,579

	Principal Amount (000)	U.S. $ Value
Corporates - Non-Investment Grade - 0.0%
Industrial - 0.0%
Texas Pellets, Inc./German Pellets Texas LLC 8.00%, 7/31/19 (a)(j)(k)(p)	$1,166	$1,165,980
Series 2018
8.00%, 7/31/19 (a)(j)(k)(p)	346	346,389

Total Corporates - Non-Investment Grade (cost $1,512,369)		1,512,369

Total Short-Term Investments (cost $127,127,948)		127,127,948

Total Investments - 100.0% (cost $3,690,525,061) (q)		3,886,939,376
Other assets less liabilities - 0.0%		126,116

Net Assets - 100.0%		$3,887,065,492

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD	437,230	6/17/24	1.760%	CPI	#	Maturity	$2,461,994

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	514,490	6/17/21	3 Month LIBOR	1.907%	Quarterly/Semi-Annual	$(854,168)	$	– 0	–	$(854,168)
USD	115,000	3/18/29	3 Month LIBOR	2.661%	Quarterly/Semi-Annual	7,985,200		– 0	–	7,985,200
USD	37,250	4/16/49	3 Month LIBOR	2.746%	Quarterly/Semi-Annual	4,924,522		– 0	–	4,924,522

						$12,055,554	$	– 0	–	$12,055,554

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	50,003	9/20/20	2.263%	CPI	#	Maturity	$(605,838)
Barclays Bank PLC	USD	42,028	10/15/20	2.208%	CPI	#	Maturity	(446,645)
Barclays Bank PLC	USD	25,607	10/15/20	2.210%	CPI	#	Maturity	(273,414)
Citibank, NA	USD	30,570	10/17/20	2.220%	CPI	#	Maturity	(329,523)
JPMorgan Chase Bank, NA	USD	50,936	8/30/20	2.210%	CPI	#	Maturity	(586,229)
JPMorgan Chase Bank, NA	USD	666,890	7/15/24	2.165%	CPI	#	Maturity	(4,387,529)

								$(6,629,178)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).
(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate market value of these securities amounted to $371,017,649 or 9.5% of net assets.

(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California School Finance Authority (Tri-Valley Learning Corp.)
Series 2012A
7.00%, 06/01/47	9/07/12	$730,000	$474,500	0.01%
Jefferson Parish Hospital Service District No. 2
Series 2011
6.375%, 07/01/41	9/04/14	2,204,160	2,124,675	0.05%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013B
10.50%, 07/01/39	11/22/13	1,973,785	27	0.00%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2014A
7.50%, 07/01/23	7/31/14	868,862	13	0.00%
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 07/01/38	5/08/13	2,223,546	545,000	0.01%

(d)	Non-income producing security.
(e)	Defaulted.
(f)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(g)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of July 31, 2019 and the aggregate market value of these securities amounted to $14,900,000 or 0.38% of net assets.

(h)	When-Issued or delayed delivery security.
(i)	Illiquid security.
(j)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.11% of net assets as of July 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016 6.00%, 11/15/46	12/18/15	$2,933,730	$2,574,732	0.07%
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 7/31/19	11/30/18	1,165,980	1,165,980	0.03%
Texas Pellets, Inc./German Pellets Texas LLC
Series 2018 8.00%, 7/31/19	11/30/18	346,389	346,389	0.01%

(k)	Defaulted matured security.
(l)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2019.
(m)	Affiliated investments.
(n)	The rate shown represents the 7-day yield as of period end.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	Fair valued by the Adviser.
(q)

As of July 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $221,059,193 and gross unrealized depreciation of investments was $(16,756,508), resulting in net unrealized appreciation of $204,302,685.

As of July 31, 2019, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.3% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Shares

July 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3	Total
Assets:
Long-Term Municipal Bonds:
Alabama	$	– 0	–	$110,453,195		$36,709,715	$147,162,910
Arizona		– 0	–	38,527,384		2,286,742	40,814,126
California		– 0	–	110,681,289		112,487,759	223,169,048
Colorado		– 0	–	12,256,473		12,046,860	24,303,333
Florida		– 0	–	135,597,000		56,468,072	192,065,072
Georgia		– 0	–	84,664,214		5,537,600	90,201,814
Illinois		– 0	–	370,853,666		17,883,208	388,736,874
Indiana		– 0	–	17,272,453		23,335,697	40,608,150
Kentucky		– 0	–	40,053,813		11,508,004	51,561,817
Louisiana		– 0	–	66,195,260		2,334,917	68,530,177
Maryland		– 0	–	7,502,571		1,089,330	8,591,901
Massachusetts		– 0	–	21,913,817		13,852,885	35,766,702
Michigan		– 0	–	127,606,152		14,392,126	141,998,278
Minnesota		– 0	–	5,610,065		1,084,080	6,694,145
Missouri		– 0	–	20,864,251		9,504,517	30,368,768
Nevada		– 0	–	47,804,566		4,470,680	52,275,246
New Jersey		– 0	–	330,321,864		13,880,264	344,202,128
New York		– 0	–	169,581,070		5,206,726	174,787,796
North Carolina		– 0	–	12,710,498		11,642,920	24,353,418
North Dakota		– 0	–	11,438,525		12,367,570	23,806,095
Ohio		– 0	–	87,481,627		31,214,860	118,696,487
Oklahoma		– 0	–	17,632,582		1,226,430	18,859,012
Oregon		– 0	–	– 0	–	145,693	145,693
Pennsylvania		– 0	–	247,027,864		39,433,753	286,461,617

Puerto Rico	– 0	–	154,870,905		72,679,779		227,550,684
South Carolina	– 0	–	76,126,194		2,072,090		78,198,284
Tennessee	– 0	–	11,106,879		29,004,691		40,111,570
Texas	– 0	–	175,809,964		75,888,356		251,698,320
Utah	– 0	–	103,145		84,054		187,199
Vermont	– 0	–	2,980,651		208,898		3,189,549
Virginia	– 0	–	20,022,723		5,894,633		25,917,356
Washington	– 0	–	44,948,913		10,690,060		55,638,973
Wisconsin	– 0	–	39,710,133		19,522,940		59,233,073
Other	– 0	–	391,193,315		– 0	–	391,193,315
Short-Term Municipal Notes	– 0	–	92,732,498		– 0	–	92,732,498
Short-Term Investments:
Investment Companies	125,615,579		– 0	–	– 0	–	125,615,579
Corporates - Non-Investment Grade	– 0	–	– 0	–	1,512,369		1,512,369
Liabilities:
Floating Rate Notes (a)	(3,510,000)		– 0	–	– 0	–	(3,510,000)

Total Investments in Securities	122,105,579		3,103,655,519		657,668,278		3,883,429,376
Other Financial Instruments (b):
Assets:
Centrally Cleared Interest Rate Swaps	– 0	–	12,909,722		– 0	–	12,909,722
Inflation (CPI) Swaps	– 0	–	2,461,994		– 0	–	2,461,994
Liabilities:
Centrally Cleared Interest Rate Swaps	– 0	–	(854,168)		– 0	–	(854,168)
Inflation (CPI) Swaps	– 0	–	(6,629,178)		– 0	–	(6,629,178)

Total	$122,105,579		$3,111,543,889		$657,668,278		$3,891,317,746

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Corporates –Non - Investment Grade			Total
Balance as of 4/30/19	$511,656,734			$6,440,000		$518,096,734
Accrued discounts/(premiums)	47,106			– 0	–	47,106
Realized gain (loss)	1,917,997			– 0	–	1,917,997
Change in unrealized appreciation/depreciation	6,551,011			– 0	–	6,551,011
Purchases	154,756,127					154,756,127
Sales	(18,773,066)			(4,927,631)		(23,700,697)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 7/31/19	$656,155,909			$1,512,369		$657,668,278

Net change in unrealized appreciation/depreciation from investments held as of 7/31/19	$8,222,403		$	– 0	–	$8,222,403

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at July 31, 2019. Securities priced by third party vendors are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/19	Valuation Technique	Unobservable Input	Input
Corporates – Non- Investment Grade	$1,512,369	Capital Recovery	Recovery Rate	100% / N/A

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Recovery Rate in isolation would be expected to result in a significantly higher (lower) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the three months ended July 31, 2019 is as follows:

Fund	Market Value 4/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$75,312	$268,304	$218,000	$125,616	$0